GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 16,720,000,000	$ 16,663,000,000
Goodwill recognized for Specturm/Donatelle Plastics Acquisition	114,000,000	818,000,000
Goodwill recognized for Spectrum Acquisition, including working capital settlements	(4,000,000)
Currency Translation Adjustment	(267,000,000)	43,000,000
Impairment	0	(804,000,000)	$ 0
Other	4,000,000
Goodwill, end of period	16,567,000,000	16,720,000,000	16,663,000,000
ElectronicsCo
Goodwill [Roll Forward]
Goodwill, beginning of period	8,286,000,000	8,301,000,000
Goodwill recognized for Specturm/Donatelle Plastics Acquisition	0	0
Goodwill recognized for Spectrum Acquisition, including working capital settlements	0
Currency Translation Adjustment	(38,000,000)	(15,000,000)
Impairment		0
Other	3,000,000
Goodwill, end of period	8,251,000,000	8,286,000,000	8,301,000,000
IndustrialsCo
Goodwill [Roll Forward]
Goodwill, beginning of period	8,434,000,000	8,362,000,000
Goodwill recognized for Specturm/Donatelle Plastics Acquisition	114,000,000	818,000,000
Goodwill recognized for Spectrum Acquisition, including working capital settlements	(4,000,000)
Currency Translation Adjustment	(229,000,000)	58,000,000
Impairment		(804,000,000)
Other	1,000,000
Goodwill, end of period	$ 8,316,000,000	$ 8,434,000,000	$ 8,362,000,000